Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 1,719,781	$ 367,577
Provision	2,027,423	1,336,110
Foreign currency translation adjustments	75,819	16,094
Ending balance	$ 3,823,023	$ 1,719,781